Basis of Presentation	6 Months Ended
Mar. 30, 2013
Basis of Presentation
2.	Basis of Presentation

As of March 30, 2013, Berry was majority owned by affiliates of Apollo Management, L.P. (“Apollo”) and Graham Partners (“Graham”). Berry, through its wholly-owned subsidiaries operates in four primary segments: Rigid Open Top, Rigid Closed Top, Engineered Materials, and Flexible Packaging. The Company’s customers are located principally throughout the United States, without significant concentration in any one region or with any one customer. The accompanying unaudited Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) pursuant to the rules and regulations of the Securities and Exchange Commission for interim reporting. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included. Operating results for the periods presented are not necessarily indicative of the results that may be expected for the full fiscal year. For further information, refer to the consolidated financial statements and footnotes thereto included in the Company’s Form 10-K filed with the Securities and Exchange Commission for the fiscal year end September 29, 2012. All intercompany transactions have been eliminated. The Company issued financial statements by filing with the Securities and Exchange Commission and has evaluated subsequent events up to the time of the filing.

Reclassification Adjustments

Certain amounts in the prior year financial statements have been reclassified to conform to the current year presentation. The Company historically presented Other operating expenses in its Consolidated Statements of Operations, which consisted predominately of business optimization costs and management fees to affiliates of Apollo and Graham. The Company has eliminated separate presentation of Other operating expenses from its Consolidated Statements of Operations to better align with the way the Company is reviewing its operating results. For the quarterly periods and two quarterly periods ended March 30, 2013 and March 31, 2012 business optimization costs were $2 million and $7 million and $11 million and $20 million, respectively and are included in Cost of goods sold. The Company recorded management fees of $3 million and $5 million for the quarterly period and two quarterly periods ended March 31, 2012, respectively and are included in Selling, general and administrative expense. The Company’s management fee agreement with Apollo and other investors terminated upon completion of the initial public offering.

Initial Public Offering

In October 2012, the Company filed an initial public offering and sold 29,411,764 shares of common stock at $16.00 per share. In conjunction with the initial public offering the Company executed a 12.25 for one stock split of the Company’s common stock. The effect of the stock split on outstanding shares and earnings per share has been retroactively applied to all periods presented. Transaction fees totaling $33 million were included in Paid-in capital on the Consolidated Balance Sheets. Proceeds, net of transaction fees, of $438 million and cash from operations were used to repurchase $455 million of 11% Senior Subordinated Notes due September 2016. As part of the repurchase the Company paid premiums of $13 million and wrote-off $3 million of deferred financing fees.

Tax Receivable Agreement

In connection with the initial public offering, the Company entered into an income tax receivable agreement (“TRA”) that provides for the payment to pre-initial public offering stockholders, option holders and holders of our stock appreciation rights, 85% of the amount of cash savings, if any, in U.S. federal, foreign, state and local income tax that are actually realized (or are deemed to be realized in the case of a change of control) as a result of the utilization of our and our subsidiaries’ net operating losses attributable to periods prior to the initial public offering. The Company expects to pay between $300 million and $350 million in cash related to this agreement. This range is based on the Company’s assumptions using various items, including valuation analysis and current tax law. Upon the effective date of the TRA, the Company recorded an initial obligation of $300 million which is recognized as a reduction of Paid-in capital on the Consolidated Balance Sheet as of March 30, 2013. Changes in the recorded net deferred income tax assets will result in changes in the TRA obligation, and such changes will be recorded as Other expense (income) in the Consolidated Statement of Operations. Payments under the TRA are not conditioned upon the parties’ continued ownership of the Company.

Redeemable Common Stock

As of September 29, 2012, the Company had entered into agreements with former employees that required the Company to redeem this common stock at pre-determined dates. Historical redemption of this stock was based on the fair value of the stock on the fixed redemption date. This redeemable common stock was recorded at its fair value in temporary equity and changes in the fair value were recorded in additional paid in capital each period. Upon completion of the initial public offering, the redemption requirement terminated resulting in the Company reclassifying the shares into equity on the Consolidated Balance Sheets.

Other Related Party Transactions

The Company recorded management fees of $3 million and $5 million for the quarterly period and two quarterly periods ended March 31, 2012, respectively, charged by Apollo and other investors to the Company. The Company’s management fee agreement with Apollo and other investors terminated upon completion of the initial public offering.

BP Parallel LLC, a non-guarantor subsidiary of the Company, invested $21 million to purchase assignments of $21 million of unsecured term loan during the quarter ended December 29, 2012. Of the $21 million assignments purchased, $14 million were purchased from third parties affiliated with Apollo.

In connection with our initial public offering in October 2012, the Company paid a $1 million underwriting fee to Apollo Global Securities, LLC, an affiliate of Apollo that served as a manager of the offering.

In connection with the incremental term loan Berry Plastics Corporation entered into in February 2013, the Company paid a $1 million underwriting fee to Apollo Global Securities, LLC, an affiliate of Apollo that served as a manager of the offering.